Exhibit 99
Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period Payment Date Transaction Month	June 2011 7/15/2011 12
     Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

			Weighted Avg Remaining
	Dollar Amount	# of Receivables	Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017

Total	$1,387,770,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,685,025.09

Principal:
Principal Collections	$24,621,990.68
Prepayments in Full	$11,463,043.63
Liquidation Proceeds	$977,394.94
Recoveries	$4,667.94

Sub Total	$37,067,097.19

Collections	$40,752,122.28

Purchase Amounts:
Purchase Amounts Related to Principal	$381,860.03
Purchase Amounts Related to Interest	$2,397.03

Sub Total	$384,257.06

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds — Total	$41,136,379.34

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period Payment Date Transaction Month	June 2011 7/15/2011 12
III. DISTRIBUTIONS

				Carryover	Remaining Available
	Calculated Amount	Amount Paid	Shortfall	Shortfall	Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$41,136,379.34
Servicing Fee	$872,846.15	$872,846.15	$0.00	$0.00	$40,263,533.19
Interest — Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$40,263,533.19
Interest — Class A-2 Notes	$90,779.05	$90,779.05	$0.00	$0.00	$40,172,754.14
Interest — Class A-3 Notes	$386,610.00	$386,610.00	$0.00	$0.00	$39,786,144.14
Interest — Class A-4 Notes	$253,906.00	$253,906.00	$0.00	$0.00	$39,532,238.14
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,532,238.14
Interest — Class B Notes	$86,381.17	$86,381.17	$0.00	$0.00	$39,445,856.97
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,445,856.97
Interest — Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$39,383,047.22
Third Priority Principal Payment	$5,408,650.68	$5,408,650.68	$0.00	$0.00	$33,974,396.54
Interest — Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$33,893,673.54
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,893,673.54
Regular Principal Payment	$27,210,000.00	$27,210,000.00	$0.00	$0.00	$6,683,673.54
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$6,683,673.54
Residual Released to Depositor	$0.00	$6,683,673.54	$0.00	$0.00	$0.00

Total		$41,136,379.34

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$5,408,650.68
Regular Principal Payment	$27,210,000.00

Total	$32,618,650.68
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of Original
	Actual	Original Balance	Actual	Original Balance	Actual	Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$32,618,650.68	$119.35	$90,779.05	$0.33	$32,709,429.73	$119.68
Class A-3 Notes	$0.00	$0.00	$386,610.00	$0.82	$386,610.00	$0.82
Class A-4 Notes	$0.00	$0.00	$253,906.00	$1.32	$253,906.00	$1.32
Class B Notes	$0.00	$0.00	$86,381.17	$2.12	$86,381.17	$2.12
Class C Notes	$0.00	$0.00	$62,809.75	$2.31	$62,809.75	$2.31
Class D Notes	$0.00	$0.00	$80,723.00	$2.97	$80,723.00	$2.97

Total	$32,618,650.68	$23.50	$961,208.97	$0.69	$33,579,859.65	$24.20

Ford Credit Auto Owner Trust 2010-B Monthly Investor Report

Collection Period Payment Date Transaction Month	June 2011 7/15/2011 12
V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$167,592,091.62	0.6132166	$134,973,440.94	0.4938655
Class A-3 Notes	$473,400,000.00	1.0000000	$473,400,000.00	1.0000000
Class A-4 Notes	$192,840,000.00	1.0000000	$192,840,000.00	1.0000000
Class B Notes	$40,810,000.00	1.0000000	$40,810,000.00	1.0000000
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000

Total	$929,062,091.62	0.6694640	$896,443,440.94	0.6459597

Pool Information
Weighted Average APR	4.157%	4.144%
Weighted Average Remaining Term	46.78	45.97
Number of Receivables Outstanding	54,942	53,905
Pool Balance	$1,047,415,377.76	$1,009,659,790.84
Adjusted Pool Balance (Pool Balance — YSOC Amount)	$929,390,043.08	$896,443,440.94
Pool Factor	0.6808791	0.6563359
VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$15,383,279.21
Targeted Credit Enhancement Amount	$15,383,279.21
Yield Supplement Overcollateralization Amount	$113,216,349.90
Targeted Overcollateralization Amount	$113,216,349.90
Actual Overcollateralization Amount (EOP Pool Balance — EOP Note Balance)	$113,216,349.90
VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$15,383,279.21
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$15,383,279.21
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$15,383,279.21

Ford Credit Auto Owner Trust 2010-B Monthly Investor Report

Collection Period Payment Date Transaction Month	June 2011 7/15/2011 12
VIII. NET LOSSES AND DELINQUENT RECEIVABLES

	# of Receivables	Amount
Realized Loss	125	$324,497.64
(Recoveries)	57	$4,667.94

Net Losses for Current Collection Period		$319,829.70
Cumulative Net Losses Last Collection Period		$3,728,434.60

Cumulative Net Losses for all Collection Periods		$4,048,264.30

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.37%

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:

31-60 Days Delinquent	1.06%	529	$10,707,132.01
61-90 Days Delinquent	0.12%	60	$1,187,221.33
91-120 Days Delinquent	0.03%	10	$281,869.51
Over 120 Days Delinquent	0.07%	33	$661,307.78

Total Delinquent Receivables	1.27%	632	$12,837,530.63

Repossession Inventory:

Repossessed in the Current Collection Period		67	$1,277,626.52
Total Repossessed Inventory		77	$1,718,223.70

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3501%
Preceding Collection Period			0.4801%
Current Collection Period			0.3731%
Three Month Average			0.4011%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1607%
Preceding Collection Period			0.1565%
Current Collection Period			0.1911%
Three Month Average			0.1695%